Other Operating Income and Expenses - Schedule of Other Operating Income (Detail) - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income from assets received in lieu of payment
Gain on sales of assets received in lieu of payment	$ 3,287	$ 5,449	$ 8,562
Other income	30,622	13,163	30
Subtotals	33,909	18,612	8,592
Other income
Compensations from insurance companies	693	6	53
Different income of interest and commissions for lease contract	819	280	724
Gain on sale of property, plant and equipment	14	2,248	5,519
Recovery of leased assets	59	73	1,349
Other operating income, subsidiaries	4,604	3,020	2,158
Gain on sale of leased assets	688	1,914	1,447
Other operating income	933	432	199
Revenue from insurance companies agreement	1,537	4,538	3,626
Other income for recovery foreign expenses	895	747	620
Recoveries from expenses provisions	15,739	7,243	1,166
Other income	5,688	5,859	1,203
Subtotals	31,669	26,360	18,064
Totals	$ 65,578	$ 44,972	$ 26,656